Segmented Information	6 Months Ended
Jun. 30, 2026
Segmented Information [Abstract]
Segmented Information
21.	Segmented Information

Operating segments are defined as a component of an entity for which separate financial information is available and evaluated regularly by the Chief Operating Decision Maker, which is our Chief Executive Officer, in deciding how to allocate resources and in assessing performance. The Company has four reportable segments: Infrastructure, Cultivation, Distribution and Corporate. Infrastructure activities is a new segment of the Company pursuant to the acquisition of First Towers in August 2025 which relates to the leasing and/or rental of fiber optic networks and telecommunication towers at First Towers in Mexico. Cultivating activities which comprise the “cultivation” segment is mainly made up of farm land property held by Akanda in Canada for planned medical cannabis cultivation operations (refer to note 8). Distributing activities relate to the distribution of medical cannabis by Canmart in the United Kingdom up until the winding up in May 2025 (refer to note 5). Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of material accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Mexico which fall under the infrastructure segment were focused on the development and construction of communication structures to be leased out to mobile network operators in Mexico and leasing of dark fiber to telecommunication network operators, planned network operators or any entity that requires the use of fiber optics to transmit secure high-speed data while one of the business units in Canada which fall under the cultivation segment were focused on the development and construction of Tetrahydrocannabinol (THC) and cannabidiol (CBD) facilities. The business units in the United Kingdom (up until the winding up described in note 5) which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at June 30, 2026 and December 31, 2025 and profit or loss from each segment for the six months ended June 30, 2026 and 2025:

	As at June 30, 2026
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$5,558,012	$335,128	$–	$541,035	$6,434,175
Reportable segment liabilities	2,106,935	146,561	–	20,653,199	22,906,695

	As at December 31, 2025
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$3,831,917	$335,689	$–	$2,027,949	$6,195,555
Reportable segment liabilities	2,111,874	150,358	–	15,923,760	18,185,992

	For the six months ended June 30, 2026
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$404,394	$–	$–	$–	$404,394
Intersegment revenues	–	–	–	–	–
Other income (expense)	204,810	–	–	(812,725)	(607,915)
Finance income	(53,147)	–	–	53,147	–
Finance expense	(40,564)	–	–	(779,563)	(820,127)
Depreciation & amortization	128,379	–	–	82,789	211,168
Discontinued operations	–	–	–	–	–
Reportable segment loss	(164,992)	(436)	–	(6,080,882)	(6,246,310)

	For the six months ended June 30, 2025
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$–	$–	$–	$–	$–
Intersegment revenues	–	–	–	–	–
Other income (expense)	–	–	5,781	60,315	66,096
Finance income	–	–	–	38,116	38,116
Finance expense	–	–	–	(17,749)	(17,749)
Depreciation & amortization	–	–	926	83,862	84,788
Discontinued operations	–	(753,048)	10,911,606	(9,569,266)	589,292
Reportable segment income (loss)	–	552,542	–	(1,367,543)	(815,001)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the six months ended June 30, 2026 and 2025, and assets and liabilities as at June 30, 2026 and December 31, 2025:

	For the six months ended June 30, 2026
Revenues	Infrastructure	Cultivation	Distribution	Corporate	Total
Total revenues	$404,394	$–	$–	$–	$404,394
Elimination of inter segment revenue	–	–	–	–	–
Total revenue	$404,394	$–	$–	$–	$404,394

For the six months ended June 30, 2025
Revenues	Infrastructure	Cultivation	Distribution	Corporate	Total
Total revenues	$–	$–	$–	$–	$–
Elimination of inter segment revenue	–	–	–	–	–
Total revenue	$–	$–	$–	$–	$–

	For the six months ended June 30, 2026
Loss	Infrastructure	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(164,992)	$(436)	$–	$(6,080,882)	$(6,246,310)
Total loss on discontinued operations	–	–	–	–	–
Elimination of inter segment profit or loss	–	–	–	–	–
Loss before income tax expense	$(164,992)	$(436)	$–	$(6,080,882)	$(6,246,310)

	For the six months ended June 30, 2025
Loss	Infrastructure	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$–	$1,305,590	$(10,911,606)	$8,201,723	$(1,404,293)
Total loss on discontinued operations	–	(753,048)	10,911,606	(9,569,266)	589,292
Elimination of inter segment profit or loss	–	–	–	–	–
Income (loss) before income tax expense	$–	$552,542	$–	$(1,367,543)	$(815,001)

	As at June 30, 2026
Assets	Infrastructure	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$5,558,012	$335,128	$–	$99,715,090	$105,608,230
Elimination of inter segment assets	–	–	–	(99,174,055)	(99,174,055)
Segments’ assets	$5,558,012	$335,128	$–	$541,035	$6,434,175

	As at December 31, 2025
Assets	Infrastructure	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$3,831,917	$335,689	$–	$100,152,700	$104,320,306
Elimination of inter segment assets	–	–	–	(98,124,751)	(98,124,751)
Segments’ assets	$3,831,917	$335,689	$–	$2,027,949	$6,195,555

	As at June 30, 2026
Liabilities	Infrastructure	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$14,661,404	$1,028,754	$–	$42,468,561	$58,158,719
Elimination of inter segment liabilities	(12,554,469)	(882,193)	–	(21,815,362)	(35,252,024)
Entity’s liabilities	$2,106,935	$146,561	$–	$20,653,199	$22,906,695

	As at December 31, 2025
Liabilities	Infrastructure	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$12,841,578	$1,072,219	$–	$38,754,893	$52,668,690
Elimination of inter segment liabilities	(10,729,704)	(921,860)	–	(22,831,134)	(34,482,698)
Entity’s liabilities	$2,111,874	$150,359	$–	$15,923,759	$18,185,992